Initial Public Offering - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 12, 2019
Funding Arrangement [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Crescent Acquisition Corp | Warrants
Funding Arrangement [Line Items]
Warrant price per share	$ 11.50	$ 11.50
Number of shares entitles to purchase per warrant	1.00	1.00
Warrants expiration period	P5Y	P5Y
Redemption price per warrant	$ 0.01	$ 0.01
Minimum period of prior written notice of redemption of warrants	30 days	30 days
Common stock price (equals or exceeds)	$ 18.00	$ 18.00
Number of trading days within a 30-trading day period	20 days	20 days
Trading day period	30 days	30 days
Number of business days before notice of redemption	3 days	3 days
Crescent Acquisition Corp | IPO [Member]
Funding Arrangement [Line Items]
Sale of units in initial public offering, Shares	25,000,000	25,000,000
Sale of stock price per unit	$ 10.00	$ 10.00		$ 10.00
Percentage of underwriting discount	2.00%	2.00%
Payments of initial public offering	$ 5,000,000	$ 5,000,000
Deferred underwriters discount of initial public offering rate	3.50%	3.50%
Proceeds from issuance initial public offering gross	$ 8,750,000	$ 8,750,000
Crescent Acquisition Corp | Over-Allotment Option
Funding Arrangement [Line Items]
Sale of units in initial public offering, Shares	3,750,000	3,750,000
Underwriters grant period option	45 days	45 days
Underwriters over-allotment option expired	2019-04	2019-04
Crescent Acquisition Corp | Class A
Funding Arrangement [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Crescent Acquisition Corp | Sponsor | Private Placement Warrant
Funding Arrangement [Line Items]
Warrants to purchase an aggregate shares	7,000,000	7,000,000
Warrant price per share	$ 1.00	$ 1.00